SUBSEQUENT EVENTS (Details)			6 Months Ended
	Aug. 11, 2016 USD ($) $ / shares shares	Aug. 08, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Aug. 11, 2016 ₪ / shares shares	Jul. 27, 2016 USD ($)	Jul. 27, 2016 ILS (₪)
Deduction from research and development expenses			$ 561,000
Shares issued under offering, value				$ 10,751,000
Subsequent Event [Member]
Grant amount						$ 1,250,000
Subsequent Event [Member] | Registered Direct Public Offering [Member]
Shares issued under offering, value	$ 5,900,000
Shares issued under offering, shares | shares	643,614
Shares issued under offering, value, net	$ 5,300,000
Shares called by warrants | shares	2,514,281				2,514,281
Shars issued under offering, price per share | $ / shares	$ 1.90
Warrants issued under offering, price per warrant | $ / shares	1.85
Exercise price of warrants | $ / shares	$ 0.05
Subsequent Event [Member] | Registered Direct Public Offering [Member] | Warrant [Member]
Shares issued under offering, value	$ 28,750
Shares issued under offering, value, net	$ 26,737
Warrants exercised | shares	575,000
Subsequent Event [Member] | Placement Agent Agreement with Chardan Capital Markets, LLC [Member]
Term of warrants		7 years
Cash placement fee		$ 411,000
Cash placement fee as a percentage of aggregate gross proceeds		7.00%
Cash placement fee as a percentage of exercise price of pre-funded warrants		7.00%
Out of pocket expenses and legal fees		$ 50,000
Subsequent Event [Member] | NIS [Member]
Grant amount | ₪							₪ 4,800,000
Subsequent Event [Member] | NIS [Member] | Registered Direct Public Offering [Member]
Exercise price of warrants | ₪ / shares					₪ 0.2